Filed with the U.S. Securities and Exchange Commission on March 7, 2019

1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	54	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	57	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5208

John Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Marco Adelfio Goodwin Procter LLP 901 New York Avenue, NW Washington, DC 20001

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 54 to the Series Portfolios Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 51 on Form N-1A filed February 28, 2019.  This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 51 to the Trust’s Registration Statement for its series: Rareview Longevity Income Generation Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant certifies that it has duly caused this Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 7th day of March, 2019.

Series Portfolios Trust

By: /s/ John J. Hedrick*
      John J. Hedrick
      President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 54 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	March 7, 2019
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	March 7, 2019
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	March 7, 2019
Koji Felton

/s/ Dana L. Armour*	Trustee	March 7, 2019
Dana L. Armour

/s/ John J. Hedrick	President and Principal	March 7, 2019
John J. Hedrick	Executive Officer

/s/ Cullen O. Small	Treasurer and Principal	March 7, 2019
Cullen O. Small	Financial Officer

*John J. Hedrick signs as Attorney-In Fact pursuant to Power of Attorney dated January 19, 2017

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE